BUSINESS COMBINATIONS - Schedule of Goodwill (Details) - Manufacturing Facility Workforce $ in Millions	Nov. 01, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 5
Total net assets acquired	0
Goodwill	$ 5